Investment Objectives and Goals	Jun. 23, 2025
Aristotle Pacific EXclusive Fund Series H
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Pacific EXclusive Fund Series H
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Pacific EXclusive Fund Series H (the “Fund”) seeks a high level of current income.
Aristotle Pacific EXclusive Fund Series I
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Pacific EXclusive Fund Series I
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Aristotle Pacific EXclusive Fund Series I (the “Fund”) seeks total return, consisting of current income and capital appreciation.